191 North Wacker Drive, Suite 1601
Chicago, IL 60606
T: (312) 964-3505
F: (312) 964-3501

January 3, 2025

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk
Re:	Voyageur Mutual Funds (the “Trust”) File Nos. 811-07742; 033-63238 Rule 497(j) Filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this letter serves as certification that the forms of Prospectus and Statement of Additional Information (the “SAI”) relating to the Macquarie Minnesota High-Yield Municipal Bond Fund, Macquarie Tax-Free California Fund, Macquarie Tax-Free Idaho Fund and Macquarie Tax-Free New York Fund would not have differed from those filed in Post-Effective Amendment No. 64 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission (the “Commission”) electronically on December 27, 2024, with an effective date of December 30, 2024.

This letter also serves as certification that the form of SAI relating to the Macquarie National High-Yield Municipal Bond Fund (the “National Fund”) that would have been filed under paragraph (c) of Rule 497 would not have differed from that filed in the Amendment. The definitive Prospectus that relates to the National Fund was filed with the Commission pursuant to Rule 497(c) under the 1933 Act on January 3, 2025.

Please contact me at the number above with any questions or comments relating to this certification.

Sincerely, /s/Mark R. Greer Mark R. Greer